Derivatives (Derivatives Other Than Cash Flow Hedges Table) (Details) (Market Approach Valuation Technique, USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Derivative [Line Items]
Derivative instruments at fair value	$ 21.7
Less than one year
Derivative [Line Items]
Derivative instruments at fair value	13.7
One to two years
Derivative [Line Items]
Derivative instruments at fair value	8.0
More than two years
Derivative [Line Items]
Derivative instruments at fair value	$ 0